Taxation - Additional Information (Detail) - USD ($)		12 Months Ended
	Jul. 04, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Income Taxes [Line Items]
Income taxes rate		26.50%	26.50%
Income before tax		$ 1,906,000,000	$ 2,069,000,000
Tax expense (benefit)		$ 423,000,000	(123,000,000)
Effective income tax expense (benefit) rate		22.20%
Percentage of increase in effective tax rate		1.00%
Current tax expense		$ 363,000,000	517,000,000
Sensitivity to change in effective tax rate		19,000,000
Deferred tax benefit		60,000,000	(640,000,000)
One Big Beautiful Bill Act
Disclosure Of Income Taxes [Line Items]
Income taxes rate	21.00%
Organization For Economic Cooperation And Development [Member]
Disclosure Of Income Taxes [Line Items]
Tax expense (benefit)		0	$ 0
Minimum tax rate percentage as per top up taxes			15.00%
Transfer of Certain Technology Assets
Disclosure Of Income Taxes [Line Items]
Current tax expense		72,000,000
Elite [Member]
Disclosure Of Income Taxes [Line Items]
Current tax expense		$ 40,000,000
Law Business [Member]
Disclosure Of Income Taxes [Line Items]
Current tax expense			$ 54,000,000
Prior Period Tax [Member]
Disclosure Of Income Taxes [Line Items]
Deferred tax expense income relating to rate changes or imposition of new taxes			(468,000,000)
Tax Legislation [Member] | CANADA
Disclosure Of Income Taxes [Line Items]
Deferred tax expense income relating to rate changes or imposition of new taxes			$ (468,000,000)